ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2014
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

14. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2013	2014	2014
	RMB	RMB	US$
Advances from customers	529	424	68
Accrued payroll and welfare payable	28,438	53,362	8,600
Business tax, value-added tax and other taxes payable	6,661	30,629	4,937
Government grant	2,720	2,956	476
Others	2,826	3,326	537

Total	41,174	90,697	14,618